Organization and Business	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business
1. Organization and Business
OnKure Therapeutics, Inc., (“OnKure” or the “Company”) is a clinical-stage biopharmaceutical company focused on the discovery and development of precision medicines that target biologically validated drivers of cancers that are underserved by available therapies. Using a structure- and computational chemistry-driven drug design platform, OnKure is committed to improving clinical outcomes for patients by building a pipeline of small molecule drugs designed to selectively target specific mutations thought to be key drivers of cancer. The Company was formed in 2014 as Reneo Pharmaceuticals, Inc. (“Reneo”) under the laws of the State of Delaware. On October 4, 2024, the Company changed its name to OnKure Therapeutics, Inc.
Merger with Reneo
On October 4, 2024, Radiate Merger Sub I, Inc. (“Merger Sub I”) a wholly-owned subsidiary of Reneo completed its merger with and into OnKure, Inc. (referred to herein as “Legacy OnKure”), with Legacy OnKure continuing as the surviving entity as a wholly-owned subsidiary of Reneo. This transaction is referred to as the “Merger.” Following the Merger, Reneo changed its name to OnKure Therapeutics, Inc. Legacy OnKure remains as a wholly-owned subsidiary of the Company. The Merger was effected pursuant to an Agreement and Plan of Merger, dated as of May 10, 2024 (the “Merger Agreement”), by and among Reneo, Radiate Merger Sub I, Inc., a Delaware corporation Radiate Merger Sub II, LLC, a Delaware limited liability company (“Merger Sub II”), and Legacy OnKure. In connection with the Merger Agreement, certain parties entered into a subscription agreement with the Company to purchase shares of Reneo’s common stock for an aggregate purchase price of $65.0 million contingent upon the concurrent consummation of the Merger (the “Concurrent Financing”). On October 4, 2024 (the “Closing Date”), the Merger and the Concurrent Financing closed.
The Merger was accounted for as a reverse recapitalization in accordance with accounting principles generally accepted in the United States of America (“GAAP”). For accounting purposes, Legacy OnKure is considered the accounting acquirer and Reneo is the acquired company based on the terms of the Merger Agreement and other factors, such as relative voting rights and the composition of the combined company’s board of directors and senior management. Accordingly, the Merger was treated as the equivalent of Legacy OnKure issuing stock to acquire the net assets of Reneo. As a result of the Merger, the net assets of Reneo were recorded at their acquisition-date fair value in the financial statements of the combined company and the reported operating results prior to the Merger are those of Legacy OnKure. Legacy OnKure’s historical financial statements became the historical consolidated financial statements of the combined company. All issued and outstanding Legacy OnKure common stock, convertible preferred stock, restricted stock units, and options to purchase common stock prior to the effective date of the Merger have been retroactively adjusted to reflect the exchange ratio for all periods presented.
See Note 3 for further discussion.
Risks and Uncertainties
The board of directors of the Company discusses with management macroeconomic and geopolitical developments, including inflation, instability in the banking and financial services sector, tightening of the credit markets, international conflicts, cybersecurity, and sanctions so that the Company can be prepared to react to new developments as they arise. The board of directors and the management of the Company are carefully monitoring these developments and the resulting economic impact on its financial condition and results of operations.

Liquidity and Capital Resources
The Company had recurring losses from operations, an accumulated deficit of $154.7 million and cash and cash equivalents of $110.8 million as of December 31, 2024. The Company’s ability to fund its ongoing operations is highly dependent upon raising additional capital through the issuance of equity securities, issuing debt or other financing vehicles.
As of December 31, 2023, the Company had determined that substantial doubt about the Company’s ability to continue as a going concern for a period of at least 12 months from the date of the issuance of those financial statements did exist. However, following the completion of the Merger and Concurrent Financing, as described in more detail in Note 3, management believes the Company’s cash and cash equivalents will be sufficient to fund its current operating plan for at least the next 12 months from the date of issuance of these consolidated financial statements and as such substantial doubt has been alleviated.
The Company’s ability to secure capital is dependent upon success in discovering and developing its drug candidates. The Company cannot provide assurance that additional capital will be available on acceptable terms, if at all. The issuance of additional equity or debt securities will likely result in substantial dilution to the Company’s stockholders. Should additional capital not be available to the Company in the near term, or not be available on acceptable terms, the Company may be unable to realize value from the Company’s assets or discharge liabilities in the normal course of business, which may, among other alternatives, cause the Company to delay, substantially reduce, or discontinue operational activities to conserve cash, which could have a material adverse effect on the Company’s ability to achieve its intended business objectives.
The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The financial statements do not reflect any adjustments relating to the recoverability and reclassification of assets and liabilities that might be necessary if the Company is unable to continue as a going concern.
Failure to raise capital as and when needed, on favorable terms or at all, would have a negative impact on the Company’s financial condition and its ability to discover and develop its product candidates. Changing circumstances may cause the Company to consume capital significantly faster or slower than currently anticipated. If the Company is unable to acquire additional capital or resources, it will be required to modify its operational plans. The estimates included herein are based on assumptions that may prove to be wrong, and the Company could exhaust its available financial resources sooner than currently anticipated.